BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Preparation
SCHEDULE OF ASSETS AND LIABILITIES AVERAGE EXCHANGE RATES
	2024	2023
Exchange rate of CAD 1 to US dollar at year-end	1.438	1.324
Average exchange of during the year	1.370	1.350

SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Name of Subsidiary	Place of Incorporation	Ownership
Queensgate Resources Corp.	British Columbia, Canada	100%
Queensgate Resources US Corp.	Nevada, USA	100%
Siyata Mobile (Canada) Inc.	British Columbia, Canada	100%
Siyata Mobile Israel Ltd.	Israel	100%
Signifi Mobile Inc.	Quebec, Canada	100%
ClearRF Nevada Ltd.	Nevada, USA	100%
Siyata PTT Incorporated	Caymen Islands	100%